UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
 (Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
 (Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
 (Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 91.7%(a)

COMMERCIAL SERVICES SECTOR - 3.1%
	Miscellaneous Commercial Services - 3.1%
4,520,000	Cintas Corp.	$269,346,800

CONSUMER NON-DURABLES SECTOR - 9.1%
	Food: Major Diversified - 9.1%
21,386,000	Danone S.A. - SP-ADR	310,524,720
4,200,000	Nestle' S.A. - SP-ADR	309,078,000
4,168,000	Unilever PLC - SP-ADR	171,721,600
		791,324,320

CONSUMER SERVICES SECTOR - 2.5%
	Media Conglomerates - 2.5%
3,175,000	Time Warner Inc.	221,361,000

DISTRIBUTION SERVICES SECTOR - 3.5%
	Medical Distributors - 3.5%
4,350,000	AmerisourceBergen Corp.	305,848,500

ELECTRONIC TECHNOLOGY SECTOR - 3.0%
	Electronic Components - 3.0%
4,755,000	TE Connectivity Ltd.	262,048,050

ENERGY MINERALS SECTOR - 4.2%
	Oil & Gas Production - 4.2%
5,915,000	Devon Energy Corp.	365,961,050

FINANCE SECTOR - 15.1%
	Financial Conglomerates - 4.2%
3,984,000	American Express Co.	361,468,320
	Insurance Brokers/Services - 2.2%
4,176,000	Willis Group Holdings PLC	187,126,560
	Major Banks - 8.7%
12,135,000	Bank of New York Mellon Corp.	423,996,900
7,010,000	Comerica Inc.	333,255,400
		757,252,300

HEALTH SERVICES SECTOR - 2.5%
	Managed Health Care - 2.5%
2,862,000	UnitedHealth Group Inc.	215,508,600

HEALTH TECHNOLOGY SECTOR - 6.3%
	Medical Specialties - 4.4%
5,569,000	Covidien PLC	379,248,900
	Pharmaceuticals: Major - 1.9%
3,169,000	GlaxoSmithKline PLC - SP-ADR	169,192,910

INDUSTRIAL SERVICES SECTOR - 4.2%
	Oilfield Services/Equipment - 4.2%
4,000,000	Schlumberger Ltd.	360,440,000

PROCESS INDUSTRIES SECTOR - 5.8%
	Chemicals: Agricultural - 5.8%
15,392,000	Potash Corp. of Saskatchewan Inc.	507,320,320

PRODUCER MANUFACTURING SECTOR - 18.0%
	Industrial Conglomerates - 10.3%
3,457,000	3M Co.	484,844,250
3,477,000	Berkshire Hathaway Inc. - Cl B *	412,233,120
		897,077,370
	Industrial Machinery - 5.0%
5,160,000	Illinois Tool Works Inc.	433,852,800
	Trucks/Construction/Farm Machinery - 2.7%
4,000,000	PACCAR Inc.	236,680,000

RETAIL TRADE SECTOR - 3.6%
	Discount Stores - 3.6%
3,960,000	Wal-Mart Stores Inc.	311,612,400

TECHNOLOGY SERVICES SECTOR - 7.7%
	Information Technology Services - 5.0%
5,282,000	Accenture PLC	434,286,040
	Packaged Software - 2.7%
6,158,000	Microsoft Corp.	230,493,940

TRANSPORTATION SECTOR - 3.1%
	Air Freight/Couriers - 3.1%
6,150,000	Expeditors International of Washington Inc.	272,137,500
	Total common stocks (cost $5,649,404,257)	7,969,587,680

SHORT-TERM INVESTMENTS - 8.1%(a)
	Commercial Paper - 1.2%
$105,700,000	U.S. Bank N.A., 0.02%, due 01/02/14	105,699,941
	U.S. Treasury Securities - 6.9%
300,000,000	U.S. Treasury Bills, 0.010%, due 01/09/14	299,999,334
300,000,000	U.S. Treasury Bills, 0.005%, due 01/16/14	299,999,375
	Total U.S. treasury securities	599,998,709
	Total short-term investments (cost $705,698,650)	705,698,650
	Total investments - 99.8% (cost $6,355,102,907)	8,675,286,330
	Other assets, less liabilities - 0.2% (a)	14,073,033
	TOTAL NET ASSETS - 100.0%	$8,689,359,363

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2013, was as follows+:

Cost of investments	$6,355,102,907

Gross unrealized appreciation	2,425,692,142
Gross unrealized depreciation	(105,508,719)
Net unrealized appreciation	$2,320,183,423

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR ITS SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$7,969,587,680

Level 2 – Short-Term Commercial Paper	105,699,941
Short-Term U.S. Treasury Securities	599,998,709
Total Level 2	705,698,650
Level 3 -	---
Total	$8,675,286,330

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2013.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 87.0%(a)
COMMON STOCKS - 83.0%(a)

COMMERCIAL SERVICES SECTOR - 11.3%
	Advertising/Marketing Services - 3.5%
251,500	WPP PLC (Jersey) (b)	$5,760,372
	Miscellaneous Commercial Services - 4.2%
66,500	Secom Co. Ltd. (Japan) (b)	4,012,276
1,219,000	Taiwan Secom (Taiwan) (b)	3,060,965
		7,073,241
	Personnel Services - 3.6%
75,500	Adecco S.A. (Switzerland) (b)	5,993,699

CONSUMER DURABLES SECTOR - 4.4%
	Automotive Aftermarket - 4.4%
419,500	Pirelli & C. SpA (Italy) (b)	7,257,433

CONSUMER NON-DURABLES SECTOR - 13.8%
	Food: Major Diversified - 9.2%
66,000	Danone S.A. - SP-ADR (France) (b)	4,761,385
55,500	Nestle' S.A. (Switzerland) (b)	4,067,598
156,000	Unilever PLC (Britain) (b)	6,418,777
		15,247,760
	Household/Personal Care - 4.6%
73,000	Henkel AG & Co. KGaA (Germany) (b)	7,610,939

CONSUMER SERVICES SECTOR - 7.0%
	Hotels/Resorts/Cruiselines - 3.3%
4,050,000	Genting Malaysia Berhad (Malaysia) (b)	5,422,004
	Restaurants - 3.7%
387,000	Compass Group PLC (Britain) (b)	6,213,269

DISTRIBUTION SERVICES SECTOR - 1.9%
	Wholesale Distributors - 1.9%
691,500	Electrocomponents PLC (Britain) (b)	3,200,923

ELECTRONIC TECHNOLOGY SECTOR - 5.2%
	Aerospace & Defense - 2.4%
189,500	Rolls-Royce Holdings PLC (Britain) *(b)	4,008,207
	Electronic Components - 2.8%
85,000	TE Connectivity Ltd. (Switzerland)	4,684,350

ENERGY MINERALS SECTOR - 2.5%
	Integrated Oil - 2.5%
114,000	Royal Dutch Shell PLC (Britain) (b)	4,085,584

FINANCE SECTOR - 6.3%
	Insurance Brokers/Services - 1.9%
71,500	Willis Group Holdings PLC (Ireland)	3,203,915
	Property/Casualty Insurance - 4.4%
18,500	Fairfax Financial Holdings Ltd. (Canada)	7,386,242

HEALTH TECHNOLOGY SECTOR - 5.2%
	Medical Specialties - 3.5%
86,000	Covidien PLC (Ireland)	5,856,600
	Pharmaceuticals: Major - 1.7%
109,000	GlaxoSmithKline PLC (Britain) (b)	2,912,221

INDUSTRIAL SERVICES SECTOR - 3.6%
	Oilfield Services/Equipment - 3.6%
66,000	Schlumberger Ltd. (Curacao)	5,947,260

PROCESS INDUSTRIES SECTOR - 11.2%
	Chemicals: Agricultural - 7.4%
270,000	Potash Corp. of Saskatchewan Inc. (Canada)	8,899,200
135,000	Sociedad Quimica y Minera de Chile SA (Chile) (b)	3,445,303
		12,344,503
	Chemicals: Specialty - 1.1%
32,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	1,871,657
	Industrial Specialties - 2.7%
59,000	Akzo Nobel N.V. (Netherlands) (b)	4,575,230

PRODUCER MANUFACTURING SECTOR - 3.1%
	Industrial Machinery - 3.1%
10,500	Schindler Holding AG (Switzerland) (b)	1,545,745
14,000	SMC Corp. (Japan) (b)	3,533,439
		5,079,184
RETAIL TRADE SECTOR - 3.2%
	Department Stores - 3.2%
332,500	Hyundai Greenfood Co. Ltd. (South Korea) (b)	5,298,080

TECHNOLOGY SERVICES SECTOR - 4.3%
	Information Technology Services - 4.3%
87,000	Accenture PLC (Ireland)	7,153,140
	Total common stocks (cost $112,342,099)	138,185,813

PREFERRED STOCKS - 3.2%(a)

CONSUMER NON-DURABLES SECTOR - 3.2%
	Household/Personal Care - 3.2%
7,000	Amorepacific Corp. (South Korea) (b)	2,796,755
11,500	LG Household & Health Care Ltd. (South Korea) (b)	2,486,586
	Total preferred stocks (cost $4,191,056)	5,283,341

SAVINGS SHARES - 0.8%(a)

CONSUMER DURABLES SECTOR - 0.8%
	Automotive Aftermarket - 0.8%
111,000	Pirelli & C. SpA (Italy) - RSP (b)	1,383,555
	Total savings shares	1,383,555
	Total long-term investments (cost $929,593)	144,852,709

SHORT-TERM INVESTMENTS - 11.3%(a)
	Commercial Paper - 8.3%
$13,900,000	U.S. Bank N.A., 0.02%, due 01/02/14	13,899,992
	U.S. Treasury Securities - 3.0%
5,000,000	U.S. Treasury Bills, 0.005%, due 01/16/14	4,999,990
	Total short-term investments (cost $18,899,982)	18,899,982
	Total investments - 98.3% (cost $136,362,730)	163,752,691
	Other assets, less liabilities - 1.7% (a)	2,837,431
	TOTAL NET ASSETS - 100.0%	$166,590,122

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of December 31, 2013 the aggregate value of these securities was $101,722,002.

PLC -	Public Limited Company
RSP -	Risparmio (Savings)
SP-ADR -	Sponsored American Depositary Receipt

FMI International Fund
Schedule of Forward Currency Contracts
December 31, 2013 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2013			December 31, 2013	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/24/2014	Bank of New York	18,000,000	British Pound	$29,802,301	29,087,100	U.S. Dollar	$29,087,100	$(715,201)
1/24/2014	State Street Global Markets, LLC	7,500,000	Canadian Dollar	7,056,220	7,200,115	U.S. Dollar	7,200,115	143,895
1/24/2014	U.S. Bank, N.A.	1,535,000,000	Chilean Peso	2,913,001	2,912,052	U.S. Dollar	2,912,052	(949)
1/24/2014	Bank of New York	16,000,000	Euro	22,010,866	22,022,320	U.S. Dollar	22,022,320	11,454
1/24/2014	Bank of New York	775,000,000	Japanese Yen	7,360,095	7,970,840	U.S. Dollar	7,970,840	610,745
1/24/2014	State Street Global Markets, LLC	55,000,000	Japanese Yen	522,329	549,672	U.S. Dollar	549,672	27,343
1/24/2014	U.S. Bank, N.A.	15,000,000	Malaysian Ringgit	4,572,274	4,694,836	U.S. Dollar	4,694,836	122,562
1/24/2014	U.S. Bank, N.A.	77,000,000	Taiwan New Dollar	2,585,271	2,612,910	U.S. Dollar	2,612,910	27,639
1/24/2014	U.S. Bank, N.A.	9,500,000,000	South Korean Won	8,986,145	8,906,609	U.S. Dollar	8,906,609	(79,536)
1/24/2014	State Street Global Markets, LLC	8,800,000	Swiss Franc	9,866,430	9,876,979	U.S. Dollar	9,876,979	10,549
				$95,674,932			$95,833,433	$158,501
1/24/2014	Bank of New York	3,531,000	U.S. Dollar	3,531,000	2,200,000	British Pound	3,642,503	111,503
				$99,205,932			$99,475,936	$270,004

The cost basis of investments for federal income tax purposes at December 31, 2013, was as follows+:

Cost of investments	$136,362,730

Gross unrealized appreciation (excluding forward
currency contracts)	29,046,740
Gross unrealized depreciation (excluding forward
currency contracts)	(1,656,779)
Net unrealized appreciation (excluding forward
currency contracts)	$27,389,961

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities		Other Financial Instruments^
Assets:
Level 1 – Common Stocks	$43,130,707	$	---

Level 2 – Common Stocks	95,055,106		---
Level 2 – Preferred Stocks	5,283,341		---
Level 2 – Savings Shares	1,383,555		---
Level 2 – Short-Term Commercial Paper	13,899,992		---
Level 2 – Short-Term U.S. Treasury Securities	4,999,990
Level 2 – Forward Currency Contracts	---		1,065,690
Total Level 2	120,621,984		1,065,690
Level 3 -	---		---
Liabilities:
Level 2 – Forward Currency Contracts	---		(795,686)
Total	$163,752,691		$270,004

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/ (depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2013.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. There were on average nine forward currency contracts outstanding during the quarter ended December 31, 2013.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.